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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                              Form 13F COVER PAGE

           Report for the Calendar Year or Quarter Ended: 12/31/2010
                                                          ----------
           Check here if Amendment[  ]:  Amendment Number:
                                                                     ----------

                        This Amendment (Check only one):
                        [ ]  is a restatement
                        [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Netols Asset Management, Inc.
               --------------------------------------------------------
Address:       1045 W. Glen Oaks Lane, Suite 202
               --------------------------------------------------------
               Mequon, WI 53092
               --------------------------------------------------------

Form 13F File Number 28-12202

               The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:

Name:          Jeffrey W. Netols
               ----------------------------
Title:         President
               ----------------------------
Phone:         262-240-2930
               ----------------------------

Signature, Place, and Date of Signing:



/s/ Jeffrey W. Netols
---------------------------------
(Signature)
Mequon, WI
---------------------------------
(City, State)
February 10, 2011
---------------------------------

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.)

28-01190 Frank Russell Company

                             Form 13F Summary Page

                                Report Summary:


Number of Other Included Managers:
                0
     ------------

Form 13F Information Table Entry Total:
               71
     ------------

Form 13F Information Table Value Total:
           888,672 (thousands)
     ------------
     ------------



List of Other Included Managers:

                    Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

     None

                           FORM 13F INFORMATION TABLE
                                   12/31/2010

             COLUMN 1               COLUMN 2   COLUMN 3 COLUMN 4         COLUMN 5     COLUMN 6  COLUMN 7          COLUMN 8

                                                           10174

              NAME                    TITLE               VALUE    SHARES/  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
            OF ISSUER               OF CLASS    CUSIP   (X$1,000) PRINCIPAL PRN CALL DISCRETION MANAGERS     SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

AARON'S INC                         COM PAR   002535300    10,174    498,959 SH         SOLE                486,103           12,856
                                    $0.50
ADVANCED ENERGY INDS                  COM     007973100     8,957    656,651 SH         SOLE                639,688           16,963
ALEXANDER & BALDWIN INC               COM     014482103    13,139    328,235 SH         SOLE                319,735            8,500
AMERICAN CAMPUS CMNTYS INC            COM     024835100     9,020    284,002 SH         SOLE                276,671            7,331
AMERICAN SCIENCE & ENGR INC           COM     029429107     8,830    103,605 SH         SOLE                100,957            2,648
ANN TAYLOR STORES CORP                COM     036115103    21,008    766,993 SH         SOLE                747,248           19,745
ARBITRON INC                          COM     03875Q108    11,389    274,297 SH         SOLE                267,174            7,123
ASTORIA FINL CORP                     COM     046265104     8,748    628,872 SH         SOLE                612,800           16,072
BANK HAWAII CORP                      COM     062540109     9,695    205,369 SH         SOLE                200,059            5,310
CACI INTL INC                        CL A     127190304    14,503    271,600 SH         SOLE                264,624            6,976
CAPELLA EDUCATION COMPANY             COM     139594105    11,900    178,731 SH         SOLE                174,126            4,605
CARPENTER TECHNOLOGY CORP             COM     144285103    13,305    330,640 SH         SOLE                322,175            8,465
CARTER INC                            COM     146229109    14,269    483,548 SH         SOLE                471,116           12,432
CEDAR SHOPPING CTRS INC             COM NEW   150602209     7,426  1,180,640 SH         SOLE              1,149,985           30,655
CHEESECAKE FACTORY INC                COM     163072101    12,922    421,450 SH         SOLE                410,609           10,841
COMMUNITY BK SYS INC                  COM     203607106     8,033    289,259 SH         SOLE                281,817            7,442
COMPASS MINERALS INTL INC             COM     20451N101    18,498    207,219 SH         SOLE                201,913            5,306
DOMINOS PIZZA                         COM     25754A201    13,383    839,043 SH         SOLE                817,548           21,495
DREAMWORKS ANIMATION SKG INC         CL A     26153C103    10,404    353,054 SH         SOLE                343,971            9,083
EAGLE BULK SHIPPING INC               COM     Y2187A101    10,189  2,046,009 SH         SOLE              1,992,830           53,179
ENTEGRIS INC                          COM     29362U104    14,556  1,948,621 SH         SOLE              1,898,386           50,235
ETHAN ALLEN INTERIORS INC             COM     297602104     6,090    304,329 SH         SOLE                296,241            8,088
FAIR ISAAC CORP                       COM     303250104    13,209    565,220 SH         SOLE                550,729           14,491
FAIRCHILD SEMICONDUCTOR INTL          COM     303726103    18,462  1,182,681 SH         SOLE              1,152,156           30,525
FELCOR LODGING TR INC                 COM     31430F101    11,043  1,568,680 SH         SOLE              1,528,227           40,453
FERRO CORP                            COM     315405100    11,270    769,843 SH         SOLE                749,892           19,951
FIRST INDUSTRIAL REALTY TRUST         COM     32054K103    11,663  1,331,336 SH         SOLE              1,297,023           34,313
INC
FIRST MIDWEST BANCORP DEL             COM     320867104     7,937    688,952 SH         SOLE                671,103           17,849
FOREST OIL CORP                     COM PAR   346091705    20,553    541,301 SH         SOLE                527,349           13,952
                                    $0.01
GARDNER DENVER INC                    COM     365558105    16,497    239,711 SH         SOLE                233,532            6,179
GENESEE & WYO INC                    CL A     371559105    16,574    313,020 SH         SOLE                304,967            8,053
GENTIVA HEALTH SERVICES INC           COM     37247A102    13,791    518,453 SH         SOLE                505,128           13,325
GIBRALTAR INDS INC                    COM     374689107     7,031    518,141 SH         SOLE                504,715           13,426
GLACIER BANCORP INC NEW               COM     37637Q105    10,063    665,955 SH         SOLE                648,820           17,135
HAEMONETICS CORP                      COM     405024100    11,458    181,360 SH         SOLE                176,717            4,643
HANOVER INS GROUP INC                 COM     410867105    12,850    275,035 SH         SOLE                267,970            7,065
HARMONIC INC                          COM     413160102    12,014  1,401,913 SH         SOLE              1,365,626           36,287
IDEX CORP                             COM     45167R104    10,524    269,008 SH         SOLE                262,085            6,923
ION GEOPHYSICAL CORP                  COM     462044108    14,769  1,741,575 SH         SOLE              1,696,937           44,638
KANSAS CITY SOUTHERN                COM NEW   485170302    11,014    230,136 SH         SOLE                224,274            5,862
KAYDON CORP                           COM     486587108    10,850    266,444 SH         SOLE                259,601            6,843
LIFEPOINT HOSPITALS INC               COM     53219L109    10,863    295,598 SH         SOLE                287,981            7,617
MAGELLAN HEALTH SVCS INC            COM NEW   559079207     9,771    206,670 SH         SOLE                201,378            5,292
MERIT MED SYS INC                     COM     589889104    12,823    810,020 SH         SOLE                789,225           20,795
MGIC INVT CORP WIS                    COM     552848103     9,351    917,617 SH         SOLE                893,951           23,666
MID-AMER APT CMNTYS INC               COM     59522J103    16,536    260,447 SH         SOLE                253,742            6,705
MODINE MFG CO                         COM     607828100    13,729    885,739 SH         SOLE                862,948           22,791
NORDSON CORP                          COM     655663102    13,266    144,383 SH         SOLE                140,650            3,733
NORTH AMERN ENERGY PARTNERS           COM     656844107    11,405    930,243 SH         SOLE                906,185           24,058
OLD NATL BANCORP IND                  COM     680033107    11,017    926,600 SH         SOLE                902,709           23,891
PROSPERITY BANCSHARES INC             COM     743606105    10,019    255,064 SH         SOLE                248,456            6,608
PSS WORLD MED INC                     COM     69366A100    13,760    608,828 SH         SOLE                593,194           15,634
REHABCARE GROUP INC                   COM     759148109    12,606    531,915 SH         SOLE                518,099           13,816
ROBBINS & MYERS INC                   COM     770196103    15,722    439,416 SH         SOLE                428,138           11,278

                           FORM 13F INFORMATION TABLE
                                   12/31/2010

             COLUMN 1               COLUMN 2   COLUMN 3 COLUMN 4         COLUMN 5     COLUMN 6  COLUMN 7          COLUMN 8

                                                           10174

              NAME                    TITLE               VALUE    SHARES/  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
            OF ISSUER               OF CLASS    CUSIP   (X$1,000) PRINCIPAL PRN CALL DISCRETION MANAGERS     SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

SPARTECH CORP                       COM NEW   847220209     9,330    996,808 SH         SOLE                971,012           25,796
SUN COMMUNITIES INC                   COM     866674104    20,500    615,431 SH         SOLE                599,528           15,903
SUNOPTA INC                           COM     8676EP108     4,146    530,193 SH         SOLE                516,103           14,090
SUNRISE SENIOR LIVING INC             COM     86768K106    10,755  1,973,434 SH         SOLE              1,922,583           50,851
SUPERIOR ENERGY SVS INC               COM     868157108    16,510    471,841 SH         SOLE                459,605           12,236
TEKELEC                               COM     879101103     7,472    627,373 SH         SOLE                611,091           16,282
TENNECO INC                           COM     880349105    16,167    392,789 SH         SOLE                382,765           10,024
TETRA TECH INC NEW                    COM     88162G103     7,679    306,419 SH         SOLE                298,478            7,941
TITAN INTL INC ILL                    COM     88830M102    15,764    806,751 SH         SOLE                786,111           20,640
TRACTOR SUPPLY CO                     COM     892356106    18,918    390,146 SH         SOLE                380,101           10,045
TREEHOUSE FOODS INC                   COM     89469A104    16,338    319,798 SH         SOLE                311,587            8,211
UNITED NAT FOODS INC                  COM     911163103    13,540    369,131 SH         SOLE                359,691            9,440
UNITED RENTALS INC                    COM     911363109    13,738    603,874 SH         SOLE                588,259           15,615
U S PHYSICAL THERAPY INC              COM     90337L108    10,055    507,295 SH         SOLE                494,180           13,115
WABTEC CORP                           COM     929740108    13,175    249,094 SH         SOLE                242,666            6,428
WESTAMERICA BANCORPORATION            COM     957090103    14,019    252,728 SH         SOLE                246,269            6,459
WHITING PETE CORP NEW                 COM     966387102    21,688    185,068 SH         SOLE                180,310            4,758

TOTAL                                                     888,672 42,680,603                             41,579,622      0 1,100,981
                                                        --------- ----------                          ------------------------------
                                                        --------- ----------                          ------------------------------